Commitment and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Scienture Inc [Member]
Commitment and Contingencies

Note 8 Commitment and Contingencies

The Company, in conjunction with its legal counsel, assesses the need to record a liability for litigation or loss contingencies. A liability is recorded when and if it is determined that such a liability for litigation or loss contingencies is both probable and estimable. The Company does not record any anticipated gains relating to its litigation or legal claims. The gains are only recorded upon receipt of the settlement.

Although the results of legal proceedings and claims cannot be predicted with certainty, the Company is not currently a party to any legal proceedings, which would, individually or in the aggregate, have a material adverse effect on its results of operations, cash flows, or financial position.

In August 2024, Kesin demanded immediate payment of the full amount under the Kesin Termination Agreement, alleging the full amount is payable in connection with the consummation Scienture’s business combination with the Company. Scienture has disputed that the amount is now payable, and the parties are in discussions to resolve the issue. There can be no assurance that an amicable resolution will be obtained. If Kesin brings a legal action, Scienture will vigorously defend it.

Note 8 Commitment and Contingencies

The Company, in conjunction with its legal counsel, assesses the need to record a liability for litigation or loss contingencies. A liability is recorded when and if it is determined that such a liability for litigation or loss contingencies is both probable and estimable. The Company does not record any anticipated gains relating to its litigation or legal claims. The gains are only recorded upon receipt of the settlement.

Although the results of legal proceedings and claims cannot be predicted with certainty, the Company is not currently a party to any legal proceedings, which would, individually or in the aggregate, have a material adverse effect on its results of operations, cash flows, or financial position.